Assumptions Used in Accounting for Gratuity Plan (Detail) - Gratuity		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	7.20%	5.10%	5.10%
Discount rate - net periodic benefit cost	[1]	7.20%	5.10%	5.10%
Rate of increase in compensation levels of covered employees		3.00%	6.00%	6.00%
Rate of return on plan assets		6.50%	5.10%	5.10%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	8.30%	7.90%	7.30%
Discount rate - net periodic benefit cost	[1]	8.30%	7.90%	7.30%
Rate of increase in compensation levels of covered employees		15.00%	11.00%	11.00%
Rate of return on plan assets		7.40%	7.20%	7.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.